CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Schedule of cash and cash equivalents and investments

	As of December 31,
Cash and cash equivalents	2022	2021
Cash and Banks (1)	16,258	25,637
Time deposits	15,713	6,978
Mutual funds	3,245	6,050
Government bonds at fair value	4,836	—
Total cash and cash equivalents	40,052	38,665

Investments
Current
Government bonds at fair value	8,263	20,847
Mutual funds	110	163
	8,373	21,010
Non- current
Investments in associates (a)	6,443	6,281
2003 Telecommunications Fund	1	1
	6,444	6,282
Total investments	14,817	27,292
(1)	As of December 31, 2022, includes restricted funds for $505 corresponding to the funds to be paid to clients
(a)	Information on Investments in associates is detailed below:

Schedule of financial position information of investments in associates

			Percentage
			of capital
			stock owned
			and	Valuation as	Valuation as
Companies	Main activity	Country	voting rights	of 12.31.2022	of 12.31.2021
Ver TV. (1)	Cable television station	Argentina	49.00	4,132	3,914
TSMA (1) (2) (3)	Cable television station	Argentina	50.10	1,554	1,334
La Capital Cable (1) (2)	Closed-circuit television	Argentina	50.00	757	1,033
Total				6,443	6,281
(1)	Data about the issuer arise from extra-accounting information.
(2)	Direct and indirect interest.
(3)	Despite owning a percentage higher than a 50% of interest, the Company does not have the control in accordance with the requirements of IFRS.

Schedule of earnings (losses) information in associates

	Years ended December 31,
	2022	2021	2020
Ver TV	413	608	1,095
TSMA	272	150	323
La Capital Cable	134	12	41
Total	819	770	1,459

Schedule of changes in assets/liabilities components

	December 31,
Net increase in assets	2022	2021	2020
Trade receivables	(26,143)	(25,039)	(39,105)
Other receivables	(20,699)	(10,355)	(11,701)
Inventories	(5,017)	(762)	(3,785)
	(51,859)	(36,156)	(54,591)
Net increase (decrease) in liabilities
Trade payables	39,055	12,934	17,311
Salaries and social security payables	16,383	19,483	12,749
Other taxes payables	(5,480)	(5,174)	6,753
Other liabilities and provisions	(9,296)	(8,853)	(7,346)
	40,662	18,390	29,467

Schedule of main financing activities components

	December 31,
	2022	2021	2020
Bank overdrafts	—	19,783	—
Notes	22,512	80,886	82,548
Bank and other financial entities loans	60,714	21,544	73,005
Loans for purchase of equipment	1,989	2,875	9,184
Total financial debt proceeds	85,215	125,088	164,737
Bank overdrafts	(1,171)	—	(20,311)
Notes	(98)	(38,417)	(28,288)
Bank and other financial entities loans	(60,390)	(52,600)	(137,084)
Loans for purchase of equipment	(6,654)	(6,956)	(6,588)
Total payment of debt	(68,313)	(97,973)	(192,271)
Bank overdrafts	(8,409)	(6,229)	(11,664)
Notes	(16,328)	(20,650)	(16,762)
Bank and other financial entities loans	(19,012)	(20,025)	(26,574)
By DFI, purchase of equipment and others	(2,463)	(5,334)	(6,307)
Total payment of interest and related expenses	(46,212)	(52,238)	(61,307)

Schedule of main non-cash operating transactions

	December 31,
	2022	2021	2020
PP&E and intangible assets acquisition financed with accounts payable	28,349	40,144	54,143
Dividends payment with investments not considered as cash and cash equivalents (See “Cash and non-cash assets dividends from the Company and its subsidiaries”)	45,258	77,956	75,597
Initial debt for acquisition of NYSSA (Note 3.d.1.b)	609	—	—
Indemnification assets (Note 3.d.1.b)	90	—	—
Trade payables cancelled with financial debt	10,736	15,852	732
Trade receivables cancelled with government bonds	671	4,587	1,375
Social security payables cancelled with government bonds	—	2,563	—
Other receivables offset with income tax liabilities	—	142	76

Schedule of cash dividends from the Company, its subsidiaries and associates companies

		Cash Dividends Collected
				Current currency
		Currency of the		as of December 31,
Year	Company	transaction date		2022
2022	Ver TV	104		195
	TSMA	28		51
	La Capital Cable	343		369
				615
2021	Ver TV	110		298
	TSMA	57		158
			(*)	456
2020	Ver TV	50		168
	TSMA	21		68
				236

(*) includes 27 corresponding to dividends distributed in 2020.

			Distributed amount			Amount paid in
				Current currency		current currency
			Currency of the	as of December 31,		as of December
Year	Company	Distribution month	transaction date	2022	Payment month	31, 2022
2022	Núcleo	April 2022	804	1,271	May 2022/ Aug 2022	1,229
						1,229
2021	Núcleo	April 2021	650	1,625	May 2021/ Oct 2021	1,449
						1,449
2020	Núcleo	April 2020	295	1,083	May 2020/ Oct 2020	1,079
						1,079